UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 28, 2017

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 11/1/10)

Reflecting 3.75% maximum sales charge	–3.08%	1.12%	1.72%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.68% for Class A shares as of the prospectus dated January 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Renewed investor expectations of more rapid economic growth and modestly higher inflation led to higher interest rates over the past six months. Despite that headwind, a mix of high-quality mortgage and other fixed income investments generated positive total returns for American Funds Mortgage Fund shareholders.

For the six months ended February 28, 2017, the fund posted a total return of 0.25%, with all distributions reinvested. By comparison, the unmanaged Bloomberg Barclays U.S. Mortgage Backed Securities Index — the fund’s primary benchmark — lost 1.27%, while the fund’s peer group, as measured by the Lipper Intermediate U.S. Government Funds Average, fell by 1.75%. The Lipper GNMA Funds Average declined by 0.94%.

During the six-month period, the fund paid dividends totaling 6 cents a share, resulting in an income return of 0.64% for those investors opting to reinvest dividends. Those who took their dividends in cash saw an income return of 0.63%. The fund also paid a capital gain of 9 cents a share on December 30, 2016.

Bond market overview

Over the past six months, several major developments impacted the U.S. fixed income markets. First, Donald Trump was elected U.S. president, leading to hopes of stronger economic growth resulting from deregulation and tax cuts. Continued

Results at a glance

For periods ended February 28, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	0.25%	1.16%	2.50%	1.89%	2.34%
Bloomberg Barclays U.S. Mortgage Backed Securities Index*	–1.27	0.44	2.57	2.05	2.55
Lipper Intermediate U.S. Government Funds Average†	–1.75	–0.44	1.53	1.10	1.63
Lipper GNMA Funds Average†	–0.94	0.31	1.63	1.34	1.99

*	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American Funds Mortgage Fund	1

labor market health and modestly higher inflation led to the second notable development: the Federal Reserve increased the fed funds rate by 25 basis points both in December 2016 and March 2017 (after this fund’s fiscal year-end), marking only the second and third hikes since 2006. These events led to higher interest rates.

The housing market continued to function smoothly. In January, sales of existing homes nationwide were up almost 4% year-over-year, and associated prices rose about 5%. Lending standards remain appropriate, in our view, with no sign of lax credit standards developing.

The Fed has indicated that it intends to gradually normalize monetary policy with more rate hikes this year, prompting investors to wonder when it may start to shrink its approximately $1.8 trillion mortgage-backed securities (MBS) portfolio. Fed officials have said the process to wind down its MBS reinvestment will begin once interest rate normalization is well underway. Although this is broadly expected to occur in early 2018, the managers are less convinced the Fed will meaningfully reduce its balance sheet in coming years.

Inside the portfolio

In keeping with its mandate, American Funds Mortgage Fund sought to invest in high-quality MBS over the recent six-month period. Because there were no significant housing policy changes, market movements and research guided investment decisions during the period.

Spreads in the asset class widened in late 2016, which helped improve valuations. Yet the fund’s managers continued to view the MBS sector as still somewhat overvalued. However, within the sector, they were able to find good opportunities to invest in select mortgage-backed securities through careful fundamental analysis. They also relied on more attractive investments in other sectors, such as asset-backed securities.

The fund’s duration, which measures its exposure to interest rate risk, increased over the course of the period. With increased expectations of higher short-term interest rates factored into Treasury prices by the market, managers became more comfortable adding modest interest rate risk.

The fund’s allocation in Treasury Inflation-Protected Securities (TIPS) also played a role in boosting relative results. TIPS benefited from modestly higher inflation expectations over the period. With inflation expectations moving closer to managers’ views, the portfolio’s position has been reduced. Nevertheless, managers continue to see TIPS as a source of potential upside should anticipated or actual inflation rise by more than is expected.

Looking ahead

Although the market expects more monetary tightening by the Fed going forward, we remain skeptical that it can meet its projections for short-term interest rate

2	American Funds Mortgage Fund

increases over the next few years. Higher real interest rates are biased to slow the real economy and to lower asset prices, perhaps more substantially than is generally appreciated. We believe that such an occurrence would encourage the Fed to reduce or curtail its plans for further short-term interest rate increases. We also believe that other factors, such as global demand for relatively high U.S. yields, could keep intermediate and longer maturity interest rates from increasing much higher over the next few years.

Portfolio managers will watch for additional signs that the Fed intends to shift its MBS reinvestment strategy. If it does reduce its mortgage-backed security reinvestments, the change could have a notable impact on sector demand. Improved valuations resulting from wider spreads would provide an exciting opportunity for attractive additional mortgage investments within the fund.

We will continue to rely on bottom-up analysis that prioritizes evaluating securities and sectors. Managers will also monitor the broader macroeconomic picture, which is of vital importance for all portfolios. American Funds Mortgage Fund provides investors with the ability to own very high-quality assets with low-interest-rate risk relative to most government securities and minimal credit risk compared to corporate bonds. A fund with these characteristics should provide a very low correlation to equities, helping investors remain well diversified.

Thank you for choosing to invest in American Funds Mortgage Fund. We look forward to reporting to you again in six months.

Cordially,

David Betanzos

President

April 18, 2017

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.70%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.52%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American Funds Mortgage Fund	3

Summary investment portfolio February 28, 2017	unaudited

Portfolio by type of security	Percent of net assets

Mortgage-backed obligations summary		Percent of net assets
30-year pass-throughs:
Fannie Mae	24.87%
Freddie Mac	13.25
Ginnie Mae	4.30	42.42%
Other		9.18
Total		51.60%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	39.81%
AAA/Aaa	55.99
AA/Aa	.07
A/A	.71
Below investment grade	.11
Unrated	.20
Short-term securities & other assets less liabilities	3.11
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments 96.89%	Principal amount (000)	Value (000)
Mortgage-backed obligations 51.60%
Federal agency mortgage-backed obligations 48.37%
Fannie Mae 3.50% 2034[1]	$28,122	$29,277
Fannie Mae 3.50% 2035[1]	16,576	17,225
Fannie Mae 4.00% 2036[1]	21,780	23,154
Fannie Mae 3.00% 2046[1]	74,214	73,858
Fannie Mae 3.50% 2046[1]	36,120	37,054
Fannie Mae 3.50% 2046[1]	20,998	21,630
Fannie Mae 4.00% 2046[1]	66,481	69,942
Fannie Mae 3.50% 2047[1,2]	22,700	23,266
Fannie Mae 4.00% 2047[1,2]	238,200	249,863
Fannie Mae 4.00% 2047[1,2]	71,000	74,609
Fannie Mae 2.28%–5.00% 2017–2053[1]	157,562	164,992
Freddie Mac 3.50% 2035[1]	82,327	85,630
Freddie Mac 2.99% 2045[1,3]	28,075	28,792
Freddie Mac 3.50% 2045[1]	34,206	35,358
Freddie Mac 4.00% 2045[1]	15,538	16,148
Freddie Mac 4.00% 2046[1]	43,118	45,551
Freddie Mac 4.00% 2046[1]	32,733	34,018
Freddie Mac 3.50% 2047[1]	71,876	73,755
Freddie Mac 3.50% 2047[1]	27,559	28,372
Freddie Mac 4.00% 2047[1,2]	17,800	18,707
Freddie Mac 4.50% 2047[1,2]	36,700	39,409
Freddie Mac 2.52%–6.00% 2023–2047[1,2]	95,546	99,344
Government National Mortgage Assn. 4.50% 2045[1]	43,374	46,415
Government National Mortgage Assn. 0.75%–6.50% 2032–2066[1,4]	262,836	120,199
		1,456,568

Collateralized mortgage-backed (privately originated) 2.74%
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,4,5]	23,240	23,232
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,4,5]	22,039	22,273
Other securities		37,005
		82,510

Commercial mortgage-backed securities 0.49%
Other securities		14,649

Total mortgage-backed obligations		1,553,727

Federal agency bonds & notes 24.47%
Fannie Mae 0.875% 2018	125,000	124,927
Fannie Mae 0.875% 2019	30,000	29,639
Fannie Mae 1.00% 2019	85,000	84,537
Fannie Mae 1.00% 2019	80,500	79,700
Fannie Mae 2.00% 2022	235,000	235,489
Freddie Mac 0.875% 2018	85,000	84,585
Freddie Mac 0.875% 2019	45,000	44,481
Freddie Mac 1.125% 2021	55,000	53,271
		736,629

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)
U.S. Treasury bonds & notes 15.34%
U.S. Treasury inflation-protected securities 8.90%
U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	$56,706	$57,207
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	30,099	34,987
U.S. Treasury Inflation-Protected Security 2.00% 2026[7]	47,805	54,656
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	23,987	24,062
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	32,390	31,507
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	39,981	44,728
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2041[7]	20,828	21,003
		268,150

U.S. Treasury 6.44%
U.S. Treasury 1.75% 2021	35,500	35,276
U.S. Treasury 2.00% 2021	42,000	42,182
U.S. Treasury 2.00% 2021	24,000	24,181
U.S. Treasury 2.125% 2022[6]	46,000	46,154
U.S. Treasury 2.875% 2046	21,000	20,588
U.S. Treasury 0.75%–2.88% 2019–2046	26,575	25,422
		193,803

Total U.S. Treasury bonds & notes		461,953

Asset-backed obligations 5.38%
Other securities		161,893

Bonds & notes of governments outside the U.S. 0.10%
Other securities		3,099

Total bonds, notes & other debt instruments (cost: $2,917,507,000)		2,917,301

Short-term securities 19.61%
Army and Air Force Exchange Service 0.65% due 3/24/2017[5]	20,000	19,991
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.66% due 3/7/2017	30,000	29,996
CAFCO, LLC 0.98% due 5/25/2017[5]	20,000	19,958
Federal Home Loan Bank 0.50%–0.55% due 3/1/2017–4/26/2017	318,900	318,749
General Electric Co. 0.57% due 3/1/2017	59,650	59,649
Merck & Co. Inc. 0.58% due 3/14/2017[5]	25,000	24,994
Qualcomm Inc. 0.80% due 5/9/2017[5]	25,000	24,963
Wal-Mart Stores, Inc. 0.59% due 3/13/2017[5]	50,000	49,989
Other securities		42,242

Total short-term securities (cost: $590,520,000)		590,531
Total investment securities 116.50% (cost: $3,508,027,000)		3,507,832
Other assets less liabilities (16.50)%		(496,809)

Net assets 100.00%		$3,011,023

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	American Funds Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $1,839,500,000.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 2/28/2017
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$400,000	$(1,292)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	40,000	(104)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	18,150	60
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	11,300	39
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	4,550	15
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	18,000	36
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	24,000	76
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	95,000	122
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	75,000	434
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	30,000	37
Receive	LCH	3-month USD-LIBOR	1.684	1/5/2020	158,000	(256)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	75,000	(222)
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	15,000	— [8]
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	40,000	30
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	40,000	43
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	40,000	62
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	5,000	9
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	6,000	(10)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	70,000	2,319
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	70,000	2,295
Pay	LCH	3-month USD-LIBOR	1.2796	10/11/2021	100,000	3,095
Pay	LCH	3-month USD-LIBOR	1.785	3/27/2022	35,000	399
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(149)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	16,000	(536)
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	85,400	681
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	69,600	368
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	11,000	(1,716)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	7,000	(901)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	6,000	(811)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(1,665)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(402)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	7,000	138
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	7,000	198
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	15,000	233
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	10,000	136
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	16,000	195
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	6,600	25
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	6,525	(84)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	173
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	13,500	(8)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	10,000	386
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	25,000	1,358
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	6,000	781
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	4,000	521
Pay	LCH	3-month USD-LIBOR	1.7985	6/30/2046	12,000	2,066
Pay	LCH	3-month USD-LIBOR	2.7265	12/22/2046	34,000	(1,033)
						$7,141

American Funds Mortgage Fund	7

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,451,804,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 2/28/2017
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
30 Day Federal Funds Futures	CME	Long	2,656	April 2017	$1,098,865	$(466)
10 Year U.S. Treasury Note Futures	CME	Short	1,252	June 2017	156,522	550
10 Year Ultra U.S. Treasury Note Futures	CME	Long	682	June 2017	91,404	(59)
20 Year U.S. Treasury Bond Futures	CME	Long	83	June 2017	12,562	26
5 Year U.S. Treasury Note Futures	CME	Long	12,387	July 2017	1,457,069	920
2 Year U.S. Treasury Note Futures	CME	Long	742	July 2017	160,550	23
						$ 994

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $50,711,000, which represented 1.68% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $373,156,000, which represented 12.39% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $60,626,000, which represented 2.01% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Amount less than one thousand.

Key to abbreviations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

8	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2017	(dollars in thousands)

Assets:
Investment securities, at value (cost: $3,508,027)		$3,507,832
Cash		2,701
Receivables for:
Sales of investments	$537,764
Sales of fund’s shares	3,393
Variation margin	569
Interest	6,304	548,030
		4,058,563
Liabilities:
Payables for:
Purchases of investments	1,042,896
Repurchases of fund’s shares	985
Dividends on fund’s shares	11
Investment advisory services	552
Services provided by related parties	284
Trustees’ deferred compensation	6
Variation margin	2,759
Other	47	1,047,540
Net assets at February 28, 2017		$3,011,023

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,029,471
Distributions in excess of net investment income		(7,044)
Accumulated net realized loss		(19,344)
Net unrealized appreciation		7,940
Net assets at February 28, 2017		$3,011,023

See Notes to Financial Statements

American Funds Mortgage Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (298,221 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$215,798	21,375	$10.10
Class B	59	6	10.06
Class C	24,840	2,469	10.06
Class F-1	16,392	1,623	10.10
Class F-2	41,807	4,139	10.10
Class F-3	34	3	10.10
Class 529-A	18,690	1,852	10.09
Class 529-B	12	1	10.05
Class 529-C	6,318	629	10.05
Class 529-E	1,443	143	10.09
Class 529-F-1	7,150	708	10.10
Class R-1	3,391	337	10.07
Class R-2	3,054	304	10.05
Class R-2E	88	9	10.08
Class R-3	22,485	2,229	10.09
Class R-4	2,415	239	10.10
Class R-5E	10	1	10.10
Class R-5	557	55	10.10
Class R-6	2,646,480	262,099	10.10

See Notes to Financial Statements

10	American Funds Mortgage Fund

Statement of operations		unaudited
for the six months ended February 28, 2017	(dollars in thousands)

Investment income:
Income:
Interest		$19,899
Fees and expenses*:
Investment advisory services	$3,244
Distribution services	541
Transfer agent services	308
Administrative services	643
Reports to shareholders	30
Registration statement and prospectus	295
Trustees’ compensation	7
Auditing and legal	2
Custodian	3
Other	67
Total fees and expenses before reimbursement	5,140
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		5,140
Net investment income		14,759

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments	(7,301)
Interest rate swaps	11,080
Futures contracts	(18,542)	(14,763)
Net unrealized (depreciation) appreciation on:
Investments	(30,937)
Interest rate swaps	40,347
Futures contracts	1,912	11,322
Net realized loss and unrealized appreciation		(3,441)
Net increase in net assets resulting from operations		$11,318

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Mortgage Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2017*	2016
Operations:
Net investment income	$14,759	$23,191
Net realized (loss) gain	(14,763)	51,315
Net unrealized appreciation (depreciation)	11,322	(11,397)
Net increase in net assets resulting from operations	11,318	63,109

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(22,056)	(39,343)
Distributions from net realized gain on investments	(25,289)	(23,666)
Total dividends and distributions paid or accrued to shareholders	(47,345)	(63,009)

Net capital share transactions	516,833	743,452

Total increase in net assets	480,806	743,552

Net assets:
Beginning of period	2,530,217	1,786,665
End of period (including distributions in excess of and undistributed net investment income: $(7,044) and $253, respectively)	$3,011,023	$2,530,217

*Unaudited.

See Notes to Financial Statements

12	American Funds Mortgage Fund

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

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2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

14	American Funds Mortgage Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments

American Funds Mortgage Fund	15

are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	American Funds Mortgage Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,553,727	$—	$1,553,727
Federal agency bonds & notes	—	736,629	—	736,629
U.S. Treasury bonds & notes	—	461,953	—	461,953
Asset-backed obligations	—	158,574	3,319	161,893
Bonds & notes of governments outside the U.S.	—	3,099	—	3,099
Short-term securities	—	590,531	—	590,531
Total	$—	$3,504,513	$3,319	$3,507,832

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$16,330	$—	$16,330
Unrealized appreciation on futures contracts	1,519	—	—	1,519
Liabilities:
Unrealized depreciation on interest rate swaps	—	(9,189)	—	(9,189)
Unrealized depreciation on futures contracts	(525)	—	—	(525)
Total	$994	$7,141	$—	$8,135

* Interest rate swaps and futures contracts are not included in the investment portfolio.

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

18	American Funds Mortgage Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance

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that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events, than the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

20	American Funds Mortgage Fund

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

American Funds Mortgage Fund	21

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps and futures contracts as of, or for the six months ended, February 28, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$16,330	Net unrealized depreciation*	$9,189
Futures contracts	Interest	Net unrealized appreciation*	1,519	Net unrealized depreciation*	525
			$17,849		$9,714

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		Net realized gain (loss)		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Interest	Net realized gain on interest rate swaps	$11,080	Net unrealized appreciation on interest rate swaps	$40,347
Futures contracts	Interest	Net realized loss on futures contracts	(18,542)	Net unrealized appreciation on futures contracts	1,912
			$(7,462)		$42,259

*	Includes cumulative appreciation/depreciation on interest rate swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps, futures contracts and future delivery contracts. For interest rate swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

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6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$13,806
Undistributed long-term capital gains	7,263

As of February 28, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$14,271
Gross unrealized depreciation on investment securities	(14,923)
Net unrealized depreciation on investment securities	(652)
Cost of investment securities	3,508,484

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The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2017						Year ended August 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued		Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued
Class A	$2,556		$877		$3,433		$5,271		$124		$5,395
Class B	—	[1]	—	[1]	—	[1]	5		—	[1]	5
Class C	194		102		296		444		15		459
Class F-1	230		77		307		389		7		396
Class F-2	763		255		1,018		817		11		828
Class F-3[2]	—	[1]	—		—	[1]
Class 529-A	207		73		280		402		10		412
Class 529-B	—	[1]	—	[1]	—	[1]	1		—	[1]	1
Class 529-C	47		25		72		108		4		112
Class 529-E	14		5		19		30		1		31
Class 529-F-1	83		28		111		174		4		178
Class R-1	20		13		33		6		—	[1]	6
Class R-2	23		12		35		52		2		54
Class R-2E	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class R-3	159		85		244		53		1		54
Class R-4	32		11		43		58		1		59
Class R-5E3	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class R-5	7		2		9		7		—	[1]	7
Class R-6	31,855		9,590		41,445		53,867		1,145		55,012
Total	$36,190		$11,155		$47,345		$61,684		$1,325		$63,009

[1]	Amount less than one thousand.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Class R-5E shares were offered beginning November 20, 2015.

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7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2017, the investment advisory services fee was $3,244,000, which was equivalent to an annualized rate of 0.236% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2017, unreimbursed expenses subject to reimbursement totaled $47,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

26	American Funds Mortgage Fund

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

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For the six months ended February 28, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$282		$189		$ 11		Not applicable
Class B	1		—	*	Not applicable		Not applicable
Class C	128		22		6		Not applicable
Class F-1	26		16		5		Not applicable
Class F-2	Not applicable		34		14		Not applicable
Class F-3†	Not applicable		—	*	—	*	Not applicable
Class 529-A	19		14		5		$ 6
Class 529-B	—	*	—	*	—	*	—	*
Class 529-C	33		5		2		2
Class 529-E	3		1		—	*	1
Class 529-F-1	—		5		2		2
Class R-1	8		1		—	*	Not applicable
Class R-2	11		7		1		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	26		11		3		Not applicable
Class R-4	4		2		1		Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		1		593		Not applicable
Total class-specific expenses	$541		$308		$643		$11

*	Amount less than one thousand.
†	Class F-3 shares were offered beginning January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $7,000 in the fund’s statement of operations reflects $7,000 in current fees (either paid in cash or deferred) and a net increase of less than $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

28	American Funds Mortgage Fund

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2017

Class A	$34,781		3,414		$3,339		331		$(48,694)	(4,798)	$(10,574)	(1,053)
Class B	—	[2]	—	[2]	1		—	[2]	(133)	(13)	(132)	(13)
Class C	4,112		405		292		29		(5,254)	(519)	(850)	(85)
Class F-1	7,262		710		307		30		(13,275)	(1,309)	(5,706)	(569)
Class F-2	29,306		2,864		962		95		(40,404)	(3,999)	(10,136)	(1,040)
Class F-3[3]	34		3		—		—		—	—	34	3
Class 529-A	3,542		348		279		28		(2,862)	(283)	959	93
Class 529-B	3		—	[2]	—	[2]	—	[2]	(30)	(3)	(27)	(3)
Class 529-C	895		88		72		7		(1,308)	(129)	(341)	(34)
Class 529-E	256		25		19		2		(115)	(11)	160	16
Class 529-F-1	1,385		137		110		11		(648)	(64)	847	84
Class R-1	3,334		332		32		3		(353)	(35)	3,013	300
Class R-2	717		71		34		3		(740)	(73)	11	1
Class R-2E	84		8		1		—	[2]	(5)	— [2]	80	8
Class R-3	21,356		2,120		244		24		(1,976)	(196)	19,624	1,948
Class R-4	923		91		42		4		(1,470)	(145)	(505)	(50)
Class R-5E	—		—		—		—		—	—	—	—
Class R-5	271		27		9		1		(137)	(14)	143	14
Class R-6	495,107		48,753		41,445		4,102		(16,319)	(1,612)	520,233	51,243
Total net increase (decrease)	$603,368		59,396		$47,188		4,670		$(133,723)	(13,203)	$516,833	50,863

American Funds Mortgage Fund	29

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2016

Class A	$115,671	11,299	$5,219	511		$(55,308)	(5,397)	$65,582	6,413
Class B	185	18	6	1		(320)	(31)	(129)	(12)
Class C	18,166	1,780	452	44		(9,796)	(959)	8,822	865
Class F-1	27,825	2,720	374	37		(15,729)	(1,534)	12,470	1,223
Class F-2	58,841	5,747	724	71		(18,083)	(1,762)	41,482	4,056
Class 529-A	8,237	804	410	40		(3,945)	(384)	4,702	460
Class 529-B	23	2	1	—	[2]	(44)	(4)	(20)	(2)
Class 529-C	3,728	366	111	11		(1,917)	(188)	1,922	189
Class 529-E	402	39	30	3		(347)	(34)	85	8
Class 529-F-1	3,035	296	177	17		(2,594)	(253)	618	60
Class R-1	295	29	6	1		(141)	(14)	160	16
Class R-2	1,564	154	53	5		(761)	(75)	856	84
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	2,172	212	54	5		(1,015)	(98)	1,211	119
Class R-4	2,354	230	59	6		(1,260)	(123)	1,153	113
Class R-5E4	10	1	—	—		—	—	10	1
Class R-5	386	38	8	1		(161)	(16)	233	23
Class R-6	643,528	62,733	55,017	5,392		(94,250)	(9,269)	604,295	58,856
Total net increase (decrease)	$886,422	86,468	$62,701	6,145		$(205,671)	(20,141)	$743,452	72,472

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class F-3 shares were offered beginning January 27, 2017.
[4]	Class R-5E shares were offered beginning November 20, 2015.

30	American Funds Mortgage Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,704,986,000 and $6,381,628,000, respectively, during the six months ended February 28, 2017.

10. Ownership concentration

At February 28, 2017, the fund had four shareholders, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds College 2021 Fund and American Funds College 2018 Fund, with aggregate ownership of the fund’s outstanding shares of 16%, 16%, 11% and 10%, respectively. CRMC is the investment adviser to the two target date retirement funds and the two college target date funds.

American Funds Mortgage Fund	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/28/2017[4,5]	$10.23	$.04	$(.02)	$.02
Year ended 8/31/2016	10.22	.08	.22	.30
Year ended 8/31/2015	10.21	.04	.17	.21
Year ended 8/31/2014	9.84	.10	.39	.49
Year ended 8/31/2013	10.30	(.02)	(.24)	(.26)
Year ended 8/31/2012	10.16	.05	.34	.39
Class B:
Six months ended 2/28/2017[4,5]	10.20	— [8]	(.02)	(.02)
Year ended 8/31/2016	10.19	— [8]	.22	.22
Year ended 8/31/2015	10.19	(.04)	.17	.13
Year ended 8/31/2014	9.83	.02	.39	.41
Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)
Year ended 8/31/2012	10.16	(.04)	.34	.30
Class C:
Six months ended 2/28/2017[4,5]	10.19	.01	(.02)	(.01)
Year ended 8/31/2016	10.18	— [8]	.22	.22
Year ended 8/31/2015	10.19	(.05)	.17	.12
Year ended 8/31/2014	9.83	.02	.38	.40
Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)
Year ended 8/31/2012	10.16	(.04)	.34	.30
Class F-1:
Six months ended 2/28/2017[4,5]	10.23	.04	(.02)	.02
Year ended 8/31/2016	10.22	.08	.22	.30
Year ended 8/31/2015	10.21	.04	.17	.21
Year ended 8/31/2014	9.84	.10	.38	.48
Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)
Year ended 8/31/2012	10.16	.04	.34	.38
Class F-2:
Six months ended 2/28/2017[4,5]	10.23	.06	(.02)	.04
Year ended 8/31/2016	10.22	.11	.22	.33
Year ended 8/31/2015	10.21	.07	.17	.24
Year ended 8/31/2014	9.85	.12	.38	.50
Year ended 8/31/2013	10.30	(.01)	(.22)	(.23)
Year ended 8/31/2012	10.16	.07	.34	.41
Class F-3:
Period from 1/27/2017 to 2/28/2017[4,5,10]	10.07	.01	.04	.05

32	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.06)	$(.09)	$(.15)	$10.10	.25%[6]	$216		.69%[7]		.69%[7]		.74%[7]
(.16)	(.13)	(.29)	10.23	2.90	229		.68		.68		.79
(.10)	(.10)	(.20)	10.22	2.09	164		.70		.70		.40
(.12)	—	(.12)	10.21	4.97	134		.72		.72		1.00
(.07)	(.13)	(.20)	9.84	(2.54)	174		.64		.64		(.18)
(.14)	(.11)	(.25)	10.30	3.90	198		.65		.65		.49

(.03)	(.09)	(.12)	10.06	(.23)[6]	—	[9]	1.47	[7]	1.47	[7]	(.09)[7]
(.08)	(.13)	(.21)	10.20	2.13	—	[9]	1.44		1.44		(.09)
(.03)	(.10)	(.13)	10.19	1.28	—	[9]	1.45		1.45		(.37)
(.05)	—	(.05)	10.19	4.13	1		1.50		1.50		.24
(.01)	(.13)	(.14)	9.83	(3.28)	1		1.44		1.44		(1.01)
(.05)	(.11)	(.16)	10.30	3.07	2		1.45		1.45		(.28)

(.03)	(.09)	(.12)	10.06	(.14)[6]	25		1.49	[7]	1.49	[7]	(.05)[7]
(.08)	(.13)	(.21)	10.19	2.10	26		1.48		1.48		(.01)
(.03)	(.10)	(.13)	10.18	1.14	17		1.50		1.50		(.40)
(.04)	—	(.04)	10.19	4.09	15		1.54		1.54		.17
(.01)	(.13)	(.14)	9.83	(3.30)	25		1.47		1.47		(1.03)
(.05)	(.11)	(.16)	10.30	3.03	32		1.48		1.48		(.35)

(.06)	(.09)	(.15)	10.10	.24 [6]	16		.71	[7]	.71	[7]	.72 [7]
(.16)	(.13)	(.29)	10.23	2.91	23		.67		.67		.92
(.10)	(.10)	(.20)	10.22	2.08	10		.71		.71		.41
(.11)	—	(.11)	10.21	4.94	5		.74		.74		.99
(.07)	(.13)	(.20)	9.84	(2.59)	7		.69		.69		(.25)
(.13)	(.11)	(.24)	10.30	3.85	11		.68		.68		.42

(.08)	(.09)	(.17)	10.10	.38 [6]	42		.44	[7]	.44	[7]	1.00 [7]
(.19)	(.13)	(.32)	10.23	3.18	53		.41		.41		1.28
(.13)	(.10)	(.23)	10.22	2.37	12		.42		.42		.67
(.14)	—	(.14)	10.21	5.12	10		.46		.46		1.24
(.09)	(.13)	(.22)	9.85	(2.27)	9		.45		.45		(.06)
(.16)	(.11)	(.27)	10.30	4.10	58		.45		.45		.66

(.02)	—	(.02)	10.10	.45 [6]	—	[9]	.05	[6]	.03	[6]	.12 [6]

See page 39 for footnotes.

American Funds Mortgage Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 2/28/2017[4,5]	$10.23	$.03	$(.02)	$.01
Year ended 8/31/2016	10.21	.08	.22	.30
Year ended 8/31/2015	10.21	.02	.17	.19
Year ended 8/31/2014	9.84	.09	.39	.48
Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)
Year ended 8/31/2012	10.16	.04	.34	.38
Class 529-B:
Six months ended 2/28/2017[4,5]	10.18	— [8]	(.02)	(.02)
Year ended 8/31/2016	10.17	— [8]	.22	.22
Year ended 8/31/2015	10.18	(.05)	.17	.12
Year ended 8/31/2014	9.82	.01	.39	.40
Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)
Year ended 8/31/2012	10.16	(.05)	.34	.29
Class 529-C:
Six months ended 2/28/2017[4,5]	10.18	— [8]	(.02)	(.02)
Year ended 8/31/2016	10.17	(.01)	.22	.21
Year ended 8/31/2015	10.18	(.06)	.17	.11
Year ended 8/31/2014	9.82	.01	.39	.40
Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)
Year ended 8/31/2012	10.16	(.05)	.34	.29
Class 529-E:
Six months ended 2/28/2017[4,5]	10.23	.02	(.02)	—
Year ended 8/31/2016	10.21	.05	.22	.27
Year ended 8/31/2015	10.21	— [8]	.17	.17
Year ended 8/31/2014	9.84	.06	.39	.45
Year ended 8/31/2013	10.30	(.05)	(.24)	(.29)
Year ended 8/31/2012	10.16	.01	.34	.35
Class 529-F-1:
Six months ended 2/28/2017[4,5]	10.23	.05	(.02)	.03
Year ended 8/31/2016	10.22	.09	.22	.31
Year ended 8/31/2015	10.21	.06	.17	.23
Year ended 8/31/2014	9.84	.11	.39	.50
Year ended 8/31/2013	10.30	— [8]	(.25)	(.25)
Year ended 8/31/2012	10.16	.05	.34	.39
Class R-1:
Six months ended 2/28/2017[4,5]	10.20	— [8]	(.02)	(.02)
Year ended 8/31/2016	10.19	.01	.22	.23
Year ended 8/31/2015	10.19	— [8]	.17	.17
Year ended 8/31/2014	9.84	.14	.38	.52
Year ended 8/31/2013	10.30	(.06)	(.22)	(.28)
Year ended 8/31/2012	10.16	(.02)	.34	.32

34	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.06)	$(.09)	$(.15)	$10.09	.22%[6]	$19		.74%[7]		.74%[7]		.70%[7]
(.15)	(.13)	(.28)	10.23	2.81	18		.76		.76		.71
(.09)	(.10)	(.19)	10.21	1.91	13		.79		.79		.32
(.11)	—	(.11)	10.21	4.87	11		.82		.82		.89
(.07)	(.13)	(.20)	9.84	(2.63)	11		.74		.74		(.26)
(.13)	(.11)	(.24)	10.30	3.80	8		.74		.74		.32

(.02)	(.09)	(.11)	10.05	(.15)[6,11]	—	[9]	1.49	[7,11]	1.49	[7,11]	(.15)[7,11]
(.08)	(.13)	(.21)	10.18	2.10	—	[9]	1.50		1.50		(.13)
(.03)	(.10)	(.13)	10.17	1.14	—	[9]	1.56		1.56		(.49)
(.04)	—	(.04)	10.18	4.09	—	[9]	1.59		1.59		.11
— [8]	(.13)	(.13)	9.82	(3.41)	—	[9]	1.55		1.55		(1.10)
(.04)	(.11)	(.15)	10.30	2.96	1		1.54		1.54		(.51)

(.02)	(.09)	(.11)	10.05	(.17)[6]	6		1.54	[7]	1.54	[7]	(.10)[7]
(.07)	(.13)	(.20)	10.18	2.04	7		1.55		1.55		(.06)
(.02)	(.10)	(.12)	10.17	1.10	5		1.57		1.57		(.47)
(.04)	—	(.04)	10.18	4.05	4		1.62		1.62		.09
— [8]	(.13)	(.13)	9.82	(3.42)	9		1.55		1.55		(1.09)
(.04)	(.11)	(.15)	10.30	2.95	8		1.52		1.52		(.58)

(.05)	(.09)	(.14)	10.09	.01 [6]	1		.98	[7]	.98	[7]	.46 [7]
(.12)	(.13)	(.25)	10.23	2.66	1		1.01		1.01		.45
(.07)	(.10)	(.17)	10.21	1.65	1		1.04		1.04		.06
(.08)	—	(.08)	10.21	4.59	1		1.08		1.08		.65
(.04)	(.13)	(.17)	9.84	(2.90)	2		1.01		1.01		(.49)
(.10)	(.11)	(.21)	10.30	3.49	1		1.04		1.04		.02

(.07)	(.09)	(.16)	10.10	.33 [6]	7		.53	[7]	.53	[7]	.92 [7]
(.17)	(.13)	(.30)	10.23	3.03	6		.55		.55		.89
(.12)	(.10)	(.22)	10.22	2.22	6		.57		.57		.54
(.13)	—	(.13)	10.21	5.08	5		.61		.61		1.10
(.08)	(.13)	(.21)	9.84	(2.45)	4		.54		.54		(.04)
(.14)	(.11)	(.25)	10.30	3.99	1		.56		.56		.53

(.02)	(.09)	(.11)	10.07	(.15)[6]	3		1.48	[7]	1.48	[7]	.12 [7]
(.09)	(.13)	(.22)	10.20	2.27	—	[9]	1.33		1.33		.18
(.07)	(.10)	(.17)	10.19	1.61	—	[9]	1.13		1.13		(.06)
(.17)	—	(.17)	10.19	5.38 [11]	—	[9]	.26	[11]	.26	[11]	1.45 [11]
(.05)	(.13)	(.18)	9.84	(2.73)[11]	1		.98	[11]	.98	[11]	(.59)[11]
(.07)	(.11)	(.18)	10.30	3.20 [11]	3		1.33	[11]	1.33	[11]	(.12)[11]

See page 39 for footnotes.

American Funds Mortgage Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
Six months ended 2/28/2017[4,5]	$10.18	$.01	$(.02)	$(.01)
Year ended 8/31/2016	10.17	— [8]	.22	.22
Year ended 8/31/2015	10.18	(.06)	.17	.11
Year ended 8/31/2014	9.83	.02	.39	.41
Year ended 8/31/2013	10.30	(.08)	(.23)	(.31)
Year ended 8/31/2012	10.16	(.02)	.34	.32
Class R-2E:
Six months ended 2/28/2017[4,5]	10.21	.03	(.02)	.01
Year ended 8/31/2016	10.22	.08	.22	.30
Year ended 8/31/2015	10.21	.06	.17	.23
Period from 8/29/2014 to 8/31/2014[4,12]	10.21	—	—	—
Class R-3:
Six months ended 2/28/2017[4,5]	10.22	.03	(.02)	.01
Year ended 8/31/2016	10.21	.04	.22	.26
Year ended 8/31/2015	10.21	— [8]	.17	.17
Year ended 8/31/2014	9.84	.08	.39	.47
Year ended 8/31/2013	10.30	(.03)	(.24)	(.27)
Year ended 8/31/2012	10.16	.02	.34	.36
Class R-4:
Six months ended 2/28/2017[4,5]	10.23	.04	(.02)	.02
Year ended 8/31/2016	10.22	.08	.22	.30
Year ended 8/31/2015	10.21	.05	.17	.22
Year ended 8/31/2014	9.84	.11	.38	.49
Year ended 8/31/2013	10.30	(.01)	(.24)	(.25)
Year ended 8/31/2012	10.16	.05	.34	.39
Class R-5E:
Six months ended 2/28/2017[4,5]	10.23	.05	(.02)	.03
Period from 11/20/2015 to 8/31/2016[4,13]	10.25	.08	.17	.25
Class R-5:
Six months ended 2/28/2017[4,5]	10.23	.06	(.02)	.04
Year ended 8/31/2016	10.22	.11	.22	.33
Year ended 8/31/2015	10.21	.07	.17	.24
Year ended 8/31/2014	9.84	.15	.37	.52
Year ended 8/31/2013	10.30	— [8]	(.23)	(.23)
Year ended 8/31/2012	10.16	.07	.34	.41

36	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.03)	$(.09)	$(.12)	$10.05	(.14)%[6]		$3		1.51%[7]		1.51%[7]		(.06)%[7]
(.08)	(.13)	(.21)	10.18	2.10		3		1.49		1.49		(.01)
(.02)	(.10)	(.12)	10.17	1.08		2		1.62		1.62		(.51)
(.06)	—	(.06)	10.18	4.19	[11]	2		1.47	[11]	1.47	[11]	.23	[11]
(.03)	(.13)	(.16)	9.83	(3.10)[11]		2		1.21	[11]	1.21	[11]	(.75)[11]
(.07)	(.11)	(.18)	10.30	3.26	[11]	2		1.27	[11]	1.27	[11]	(.14)[11]

(.05)	(.09)	(.14)	10.08	.12	[6,11]	—	[9]	1.10	[7,11]	1.09	[7,11]	.42	[7,11]
(.18)	(.13)	(.31)	10.21	2.92	[11]	—	[9]	.70	[11]	.60	[11]	.84	[11]
(.12)	(.10)	(.22)	10.22	2.22	[11]	—	[9]	.57	[11]	.57	[11]	.54	[11]
—	—	—	10.21	—		—	[9]	—		—		—

(.05)	(.09)	(.14)	10.09	.07	[6]	23		1.01	[7]	1.01	[7]	.56	[7]
(.12)	(.13)	(.25)	10.22	2.57		3		1.00		1.00		.52
(.07)	(.10)	(.17)	10.21	1.68		2		1.01		1.01		.09
(.10)	—	(.10)	10.21	4.78	[11]	2		.92	[11]	.92	[11]	.81	[11]
(.06)	(.13)	(.19)	9.84	(2.67)[11]		2		.80	[11]	.80	[11]	(.34)[11]
(.11)	(.11)	(.22)	10.30	3.63	[11]	2		.89	[11]	.89	[11]	.23	[11]

(.06)	(.09)	(.15)	10.10	.24	[6]	2		.69	[7]	.69	[7]	.73	[7]
(.16)	(.13)	(.29)	10.23	2.93		3		.65		.65		.88
(.11)	(.10)	(.21)	10.22	2.16		2		.63		.63		.48
(.12)	—	(.12)	10.21	5.06		2		.63		.63		1.06
(.08)	(.13)	(.21)	9.84	(2.50)		2		.60		.60		(.13)
(.14)	(.11)	(.25)	10.30	3.91		1		.62		.62		.51

(.07)	(.09)	(.16)	10.10	.34	[6]	—	[9]	.56	[7]	.51	[7]	.93	[7]
(.14)	(.13)	(.27)	10.23	2.39	[6]	—	[9]	.53	[7]	.53	[7]	1.01	[7]

(.08)	(.09)	(.17)	10.10	.40	[6]	1		.39	[7]	.39	[7]	1.04	[7]
(.19)	(.13)	(.32)	10.23	3.19		1		.39		.39		1.14
(.13)	(.10)	(.23)	10.22	2.40		—	[9]	.38		.38		.72
(.15)	—	(.15)	10.21	5.29		—	[9]	.43		.43		1.48
(.10)	(.13)	(.23)	9.84	(2.29)		5		.38		.38		.05
(.16)	(.11)	(.27)	10.30	4.14		9		.39		.39		.70

See page 39 for footnotes.

American Funds Mortgage Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations

Class R-6:
Six months ended 2/28/2017[4,5]	$10.23	$.06	$(.02)	$.04
Year ended 8/31/2016	10.22	.11	.22	.33
Year ended 8/31/2015	10.21	.08	.17	.25
Year ended 8/31/2014	9.84	.13	.39	.52
Year ended 8/31/2013	10.30	.02	(.25)	(.23)
Year ended 8/31/2012	10.16	.07	.34	.41

Portfolio turnover rate for all share	Six months ended February 28,	Year ended August 31
classes[14]	2017[4,5,6]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	258%	1,041%	1,205%	812%	658%	442%
Excluding mortgage dollar roll transactions	64%	159%	130%	Not available

See Notes to Financial Statements

38	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income (loss) to average net assets[3]

$(.08)	$(.09)	$(.17)	$10.10	.43%[6]	$2,647	.31%[7]	.31%[7]	1.13%[7]
(.19)	(.13)	(.32)	10.23	3.27	2,157	.31	.31	1.16
(.14)	(.10)	(.24)	10.22	2.48	1,553	.32	.32	.80
(.15)	—	(.15)	10.21	5.33	961	.36	.36	1.32
(.10)	(.13)	(.23)	9.84	(2.25)	541	.32	.32	.18
(.16)	(.11)	(.27)	10.30	4.19	291	.37	.37	.82

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than $1 million.
[10]	Class F-3 shares were offered beginning January 27, 2017.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Class R-2E shares were offered beginning August 29, 2014.
[13]	Class R-5E shares were offered beginning November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

American Funds Mortgage Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2016, through February 28, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	American Funds Mortgage Fund

	Beginning account value 9/1/2016	Ending account value 2/28/2017	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,002.46	$3.43	.69%
Class A - assumed 5% return	1,000.00	1,021.37	3.46	.69
Class B - actual return	1,000.00	997.67	7.28	1.47
Class B - assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class C - actual return	1,000.00	998.59	7.38	1.49
Class C - assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class F-1 - actual return	1,000.00	1,002.36	3.52	.71
Class F-1 - assumed 5% return	1,000.00	1,021.27	3.56	.71
Class F-2 - actual return	1,000.00	1,003.76	2.19	.44
Class F-2 - assumed 5% return	1,000.00	1,022.61	2.21	.44
Class F-3 - actual return†	1,000.00	1,004.51	.28	.32
Class F-3 - assumed 5% return†	1,000.00	1,023.21	1.61	.32
Class 529-A - actual return	1,000.00	1,002.22	3.67	.74
Class 529-A - assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 529-B - actual return	1,000.00	998.55	7.38	1.49
Class 529-B - assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-C - actual return	1,000.00	998.29	7.63	1.54
Class 529-C - assumed 5% return	1,000.00	1,017.16	7.70	1.54
Class 529-E - actual return	1,000.00	1,000.05	4.86	.98
Class 529-E - assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 529-F-1 - actual return	1,000.00	1,003.28	2.63	.53
Class 529-F-1 - assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 - actual return	1,000.00	998.54	7.33	1.48
Class R-1 - assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class R-2 - actual return	1,000.00	998.59	7.48	1.51
Class R-2 - assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class R-2E - actual return	1,000.00	1,001.21	5.41	1.09
Class R-2E - assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-3 - actual return	1,000.00	1,000.70	5.01	1.01
Class R-3 - assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class R-4 - actual return	1,000.00	1,002.45	3.43	.69
Class R-4 - assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-5E - actual return	1,000.00	1,003.44	2.53	.51
Class R-5E - assumed 5% return	1,000.00	1,022.27	2.56	.51
Class R-5 - actual return	1,000.00	1,003.98	1.94	.39
Class R-5 - assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-6 - actual return	1,000.00	1,004.34	1.54	.31
Class R-6 - assumed 5% return	1,000.00	1,023.26	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The “assumed 5% return” line is based on 181 days.

American Funds Mortgage Fund	41

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42	American Funds Mortgage Fund

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

American Funds Mortgage Fund	43

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2017, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

44	American Funds Mortgage Fund

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
February 28, 2017
unaudited
Bonds, notes & other debt instruments 96.89% Mortgage-backed obligations 51.60% Federal agency mortgage-backed obligations 48.37%	Principal amount (000)	Value (000)
Fannie Mae 3.189% 2017[1]	$132	$133
Fannie Mae 2.50% 2033[1]	2,626	2,570
Fannie Mae 2.50% 2033[1]	660	653
Fannie Mae 3.00% 2033[1]	451	450
Fannie Mae 3.50% 2034[1]	28,122	29,277
Fannie Mae 3.50% 2035[1]	16,576	17,225
Fannie Mae 4.00% 2036[1]	21,780	23,154
Fannie Mae 4.00% 2036[1]	10,659	11,332
Fannie Mae 4.00% 2036[1]	10,077	10,724
Fannie Mae 4.00% 2036[1]	8,136	8,658
Fannie Mae 4.00% 2036[1]	7,564	8,025
Fannie Mae 4.00% 2036[1]	5,106	5,434
Fannie Mae 4.00% 2036[1]	4,666	4,966
Fannie Mae 4.00% 2036[1]	2,406	2,561
Fannie Mae 4.00% 2036[1]	1,045	1,111
Fannie Mae 5.00% 2040[1]	1,036	1,112
Fannie Mae 2.275% 2043[1]	197	185
Fannie Mae 2.275% 2043[1]	128	121
Fannie Mae 2.275% 2043[1]	111	105
Fannie Mae 2.275% 2043[1]	86	81
Fannie Mae 2.525% 2043[1]	224	214
Fannie Mae 2.525% 2043[1]	179	171
Fannie Mae 2.525% 2043[1]	159	152
Fannie Mae 2.525% 2043[1]	148	141
Fannie Mae 2.525% 2043[1]	145	139
Fannie Mae 2.525% 2043[1]	135	129
Fannie Mae 2.525% 2043[1]	132	126
Fannie Mae 2.525% 2043[1]	123	118
Fannie Mae 2.525% 2043[1]	105	101
Fannie Mae 2.525% 2043[1]	105	101
Fannie Mae 2.525% 2043[1]	99	95
Fannie Mae 2.525% 2043[1]	88	84
Fannie Mae 2.525% 2043[1]	84	80
Fannie Mae 2.525% 2043[1]	83	80
Fannie Mae 2.525% 2043[1]	84	80
Fannie Mae 2.525% 2043[1]	70	67
Fannie Mae 2.525% 2043[1]	70	67
Fannie Mae 2.775% 2043[1]	457	446
Fannie Mae 2.775% 2043[1]	392	383
Fannie Mae 2.775% 2043[1]	371	362
Fannie Mae 2.775% 2043[1]	290	283
Fannie Mae 2.775% 2043[1]	231	226
Fannie Mae 2.775% 2043[1]	220	215
Fannie Mae 2.775% 2043[1]	197	192
Fannie Mae 2.775% 2043[1]	132	129
Fannie Mae 2.775% 2043[1]	132	129
American Funds Mortgage Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$132	$129
Fannie Mae 2.775% 2043[1]	124	121
Fannie Mae 2.775% 2043[1]	116	113
Fannie Mae 2.775% 2043[1]	110	107
Fannie Mae 2.775% 2043[1]	108	105
Fannie Mae 2.775% 2043[1]	104	101
Fannie Mae 2.775% 2043[1]	57	56
Fannie Mae 2.775% 2043[1]	47	46
Fannie Mae 3.025% 2043[1]	355	354
Fannie Mae 3.025% 2043[1]	217	216
Fannie Mae 3.025% 2043[1]	197	196
Fannie Mae 3.025% 2043[1]	174	173
Fannie Mae 3.025% 2043[1]	140	140
Fannie Mae 3.025% 2043[1]	115	115
Fannie Mae 3.025% 2043[1]	111	111
Fannie Mae 3.025% 2043[1]	102	101
Fannie Mae 3.025% 2043[1]	91	91
Fannie Mae 3.025% 2043[1]	89	89
Fannie Mae 3.025% 2043[1]	86	86
Fannie Mae 3.025% 2043[1]	80	80
Fannie Mae 3.025% 2043[1]	46	46
Fannie Mae 3.275% 2043[1]	220	223
Fannie Mae 3.275% 2043[1]	164	166
Fannie Mae 3.275% 2043[1]	122	124
Fannie Mae 3.275% 2043[1]	74	75
Fannie Mae 3.275% 2043[1]	63	64
Fannie Mae 3.275% 2043[1]	34	34
Fannie Mae 4.00% 2043[1]	7,957	8,410
Fannie Mae 4.00% 2045[1]	13,400	14,144
Fannie Mae 3.00% 2046[1]	74,214	73,858
Fannie Mae 3.50% 2046[1]	36,120	37,054
Fannie Mae 3.50% 2046[1]	20,998	21,630
Fannie Mae 3.50% 2046[1]	6,469	6,662
Fannie Mae 3.50% 2046[1]	4,031	4,151
Fannie Mae 3.50% 2046[1]	3,036	3,121
Fannie Mae 3.50% 2046[1]	2,756	2,838
Fannie Mae 3.50% 2046[1]	2,631	2,705
Fannie Mae 3.50% 2046[1]	1,306	1,345
Fannie Mae 4.00% 2046[1]	66,481	69,942
Fannie Mae 4.00% 2046[1]	7,755	8,059
Fannie Mae 4.00% 2046[1]	4,919	5,112
Fannie Mae 4.00% 2046[1]	4,916	5,109
Fannie Mae 4.00% 2046[1]	4,077	4,237
Fannie Mae 4.00% 2046[1]	4,044	4,202
Fannie Mae 4.00% 2046[1]	2,871	2,974
Fannie Mae 4.00% 2046[1]	1,859	1,932
Fannie Mae 4.00% 2046[1]	1,770	1,840
Fannie Mae 4.00% 2046[1]	779	809
Fannie Mae 4.50% 2046[1]	9,820	10,572
Fannie Mae 4.50% 2046[1]	8,022	8,635
Fannie Mae 3.50% 2047[1,2]	22,700	23,266
Fannie Mae 4.00% 2047[1,2]	238,200	249,863
Fannie Mae 4.00% 2047[1,2]	71,000	74,609
Fannie Mae 3.50% 2053[1]	2,325	2,342
American Funds Mortgage Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2035[1]	$82,327	$85,630
Freddie Mac 3.50% 2035[1]	5,122	5,327
Freddie Mac 4.00% 2036[1]	3,016	3,209
Freddie Mac 4.00% 2036[1]	2,004	2,132
Freddie Mac 4.00% 2036[1]	1,519	1,616
Freddie Mac 6.00% 2038[1]	200	227
Freddie Mac 4.00% 2041[1]	376	396
Freddie Mac 2.99% 2045[1,3]	28,075	28,792
Freddie Mac 3.50% 2045[1]	34,206	35,358
Freddie Mac 3.50% 2045[1]	12,566	12,931
Freddie Mac 4.00% 2045[1]	15,538	16,148
Freddie Mac 3.50% 2046[1]	12,932	13,290
Freddie Mac 3.50% 2046[1]	512	520
Freddie Mac 4.00% 2046[1]	43,118	45,551
Freddie Mac 4.00% 2046[1]	32,733	34,018
Freddie Mac 4.00% 2046[1]	14,625	15,188
Freddie Mac 4.00% 2046[1]	6,145	6,466
Freddie Mac 4.00% 2046[1]	5,111	5,312
Freddie Mac 4.00% 2046[1]	4,186	4,422
Freddie Mac 4.00% 2046[1]	3,324	3,452
Freddie Mac 4.00% 2046[1]	1,188	1,233
Freddie Mac 4.00% 2046[1]	1,054	1,095
Freddie Mac 4.50% 2046[1]	1,886	2,028
Freddie Mac 3.50% 2047[1]	71,876	73,755
Freddie Mac 3.50% 2047[1]	27,559	28,372
Freddie Mac 3.50% 2047[1,2]	9,300	9,530
Freddie Mac 4.00% 2047[1,2]	17,800	18,707
Freddie Mac 4.00% 2047[1,2]	10,000	10,488
Freddie Mac 4.50% 2047[1,2]	36,700	39,409
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	482
Government National Mortgage Assn. 4.00% 2032[1]	1,060	1,133
Government National Mortgage Assn. 4.00% 2032[1]	724	774
Government National Mortgage Assn. 6.50% 2032[1]	1,471	1,667
Government National Mortgage Assn. 3.75% 2034[1]	1,423	1,501
Government National Mortgage Assn. 4.25% 2034[1]	1,287	1,386
Government National Mortgage Assn. 3.25% 2035[1]	3,343	3,448
Government National Mortgage Assn. 3.25% 2035[1]	1,984	2,047
Government National Mortgage Assn. 3.25% 2035[1]	1,821	1,881
Government National Mortgage Assn. 3.25% 2035[1]	1,724	1,778
Government National Mortgage Assn. 5.00% 2035[1]	827	901
Government National Mortgage Assn. 3.75% 2037[1]	648	686
Government National Mortgage Assn. 6.50% 2038[1]	516	585
Government National Mortgage Assn. 6.50% 2038[1]	261	295
Government National Mortgage Assn. 6.50% 2038[1]	58	62
Government National Mortgage Assn. 6.00% 2039[1]	4,331	4,950
Government National Mortgage Assn. 3.25% 2040[1]	1,223	1,266
Government National Mortgage Assn. 3.25% 2040[1]	1,188	1,228
Government National Mortgage Assn. 3.25% 2040[1]	854	882
Government National Mortgage Assn. 5.00% 2040[1]	510	551
Government National Mortgage Assn. 5.50% 2040[1]	4,573	5,150
Government National Mortgage Assn. 4.00% 2041[1]	1,255	1,292
Government National Mortgage Assn. 4.50% 2041[1]	1,960	2,103
Government National Mortgage Assn. 4.50% 2041[1]	1,017	1,063
Government National Mortgage Assn. 4.50% 2041[1]	918	959
American Funds Mortgage Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2041[1]	$797	$853
Government National Mortgage Assn. 4.50% 2041[1]	456	487
Government National Mortgage Assn. 5.00% 2041[1]	5,938	6,408
Government National Mortgage Assn. 5.00% 2041[1]	3,224	3,482
Government National Mortgage Assn. 5.00% 2041[1]	1,330	1,397
Government National Mortgage Assn. 6.50% 2041[1]	543	610
Government National Mortgage Assn. 2.75% 2042[1]	729	722
Government National Mortgage Assn. 2.75% 2042[1]	584	578
Government National Mortgage Assn. 2.75% 2042[1]	503	499
Government National Mortgage Assn. 2.75% 2042[1]	438	435
Government National Mortgage Assn. 2.75% 2042[1]	298	295
Government National Mortgage Assn. 2.75% 2042[1]	275	273
Government National Mortgage Assn. 2.75% 2042[1]	73	72
Government National Mortgage Assn. 3.50% 2042[1]	698	732
Government National Mortgage Assn. 3.50% 2042[1]	687	715
Government National Mortgage Assn. 4.00% 2042[1]	1,116	1,187
Government National Mortgage Assn. 4.00% 2042[1]	852	906
Government National Mortgage Assn. 4.00% 2042[1]	790	840
Government National Mortgage Assn. 4.50% 2042[1]	1,778	1,904
Government National Mortgage Assn. 3.50% 2043[1]	1,102	1,148
Government National Mortgage Assn. 3.50% 2043[1]	1,075	1,125
Government National Mortgage Assn. 4.00% 2043[1]	1,179	1,225
Government National Mortgage Assn. 3.75% 2044[1]	1,869	1,979
Government National Mortgage Assn. 4.25% 2044[1]	1,070	1,146
Government National Mortgage Assn. 4.50% 2045[1]	43,374	46,415
Government National Mortgage Assn. 4.50% 2045[1]	10,014	10,716
Government National Mortgage Assn. 4.50% 2045[1]	2,207	2,361
Government National Mortgage Assn. 4.50% 2045[1]	387	414
Government National Mortgage Assn. 4.50% 2045[1]	230	246
Government National Mortgage Assn. 4.50% 2045[1]	222	237
Government National Mortgage Assn. 4.00% 2046[1]	11,521	11,962
Government National Mortgage Assn. 4.00% 2046[1]	8,230	8,545
Government National Mortgage Assn. 4.50% 2047[1]	9,000	9,648
Government National Mortgage Assn. 4.801% 2061[1]	294	301
Government National Mortgage Assn. 5.158% 2062[1]	254	264
Government National Mortgage Assn. 5.395% 2064[1]	190	193
Government National Mortgage Assn. 4.865% 2065[1]	2,785	2,891
Government National Mortgage Assn. 4.767% 2066[1]	1,152	1,186
Government National Mortgage Assn. 5.174% 2066[1]	727	759
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,4]	358	366
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.595% 2062[1,4]	25,608	881
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.747% 2066[1,4]	127,277	2,623
		1,456,568
Collateralized mortgage-backed (privately originated) 2.74%
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.772% 2018[1,3,4,5]	11,700	11,699
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[1,5]	2,971	2,994
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[1,3,5]	1,718	1,731
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,4,5]	11,715	11,600
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2056[1,4,5]	3,675	3,647
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,4,5]	23,240	23,232
American Funds Mortgage Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,4,5]	$22,039	$22,273
Towd Point Mortgage Trust, Series 2015-2, Class 2A1, 3.75% 2057[1,4,5]	5,207	5,334
		82,510
Commercial mortgage-backed securities 0.49%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 2042[1,4]	799	813
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.626% 2031[1,4,5]	2,319	2,323
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.865% 2045[1,4]	5,044	5,078
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.645% 2042[1,4]	476	479
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113% 2063[1]	2,806	2,808
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class ASB, 3.676% 2046[1]	3,000	3,148
		14,649
Total mortgage-backed obligations		1,553,727
Federal agency bonds & notes 24.47%
Fannie Mae 0.875% 2018	125,000	124,927
Fannie Mae 0.875% 2019	30,000	29,639
Fannie Mae 1.00% 2019	85,000	84,537
Fannie Mae 1.00% 2019	80,500	79,700
Fannie Mae 2.00% 2022	235,000	235,489
Freddie Mac 0.875% 2018	85,000	84,585
Freddie Mac 0.875% 2019	45,000	44,481
Freddie Mac 1.125% 2021	55,000	53,271
		736,629
U.S. Treasury bonds & notes 15.34% U.S. Treasury inflation-protected securities 8.90%
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	2,383	2,414
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	5,460	5,486
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	12,456	12,425
U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	56,706	57,207
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	30,099	34,987
U.S. Treasury Inflation-Protected Security 2.00% 2026[6]	47,805	54,656
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	23,987	24,062
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	529	678
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	32,390	31,507
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	39,981	44,728
		268,150
U.S. Treasury 6.44%
U.S. Treasury 0.75% 2019	10,000	9,861
U.S. Treasury 1.75% 2021	35,500	35,276
U.S. Treasury 2.00% 2021	42,000	42,182
U.S. Treasury 2.00% 2021	24,000	24,181
U.S. Treasury 2.125% 2022[7]	46,000	46,154
U.S. Treasury 2.875% 2045	7,575	7,415
U.S. Treasury 2.50% 2046	9,000	8,146
U.S. Treasury 2.875% 2046	21,000	20,588
		193,803
Total U.S. Treasury bonds & notes		461,953
American Funds Mortgage Fund — Page 5 of 9

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 5.38%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2012-2A, Class A, 2.802% 2018[1,5]	$3,060	$3,066
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class b, 1.87% 2019[1]	1,500	1,503
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72% 2019[1]	1,615	1,623
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[1]	5,000	5,000
Ares CLO Ltd., Series 2012-3A, Class AR, CLO, 2.10% 2024[1,4,5]	10,500	10,500
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[1,5]	451	452
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,5]	232	232
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.279% 2023[1,4,5]	3,004	3,008
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.498% 2020[1,3,4,5]	5,155	3,319
CIFC Funding Ltd., Series 2013-4A, Class A1R, 2.162% 2024[1,3,4,5]	5,000	5,000
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[1,5]	632	632
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[1,5]	816	815
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,5]	1,204	1,204
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[1,5]	3,374	3,379
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,5]	2,410	2,416
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,5]	4,004	4,019
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 2020[1,5]	3,408	3,398
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[1,5]	5,464	5,462
Drive Auto Receivables Trust, Series 2016-BA, Class A2, 1.38% 2018[1,5]	311	311
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 2019[1,5]	8,750	8,746
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,5]	1,267	1,267
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 2020[1,5]	2,000	2,012
Drivetime Auto Owner Trust, Series 2015-3A, Class A, 1.66% 2019[1,5]	426	426
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[1,5]	6,260	6,261
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 2020[1,5]	2,026	2,027
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, 2.207% 2023[1,4,5]	3,200	3,200
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	8,634	8,592
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A1, 0.82% 2018[1,5]	5,231	5,231
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.332% 2023[1,4,5]	11,351	11,360
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[1,3,5]	169	170
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 2.304% 2023[1,4,5]	2,047	2,048
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 2.315% 2025[1,4,5]	9,400	9,411
Santander Drive Auto Receivables Trust, Series 2012-AA, Class C, 1.78% 2018[1,5]	29	29
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2B, 1.42% 2019[1,4]	1,085	1,087
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97% 2019[1]	3,502	3,509
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	6,000	6,013
Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.07% 2020[1]	2,265	2,274
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[1]	1,168	1,172
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[1]	8,482	8,516
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[1]	3,500	3,528
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[1]	11,420	11,498
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[1]	718	722
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, 2.538% 2023[1,4]	2,024	2,061
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, 1.178% 2025[1,4]	206	202
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 2019[1,5]	5,200	5,192
		161,893
Bonds & notes of governments outside the U.S. 0.10%
Japan Bank for International Cooperation 2.25% 2020	3,098	3,099
Total bonds, notes & other debt instruments (cost: $2,917,507,000)		2,917,301
American Funds Mortgage Fund — Page 6 of 9

unaudited
Short-term securities 19.61%	Principal amount (000)	Value (000)
Apple Inc. 0.76% due 5/24/2017[5]	$10,000	$9,982
Army and Air Force Exchange Service 0.65% due 3/24/2017[5]	20,000	19,991
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.66% due 3/7/2017	30,000	29,996
CAFCO, LLC 0.98% due 5/25/2017[5]	20,000	19,958
Federal Home Loan Bank 0.50%–0.55% due 3/1/2017–4/26/2017	318,900	318,749
General Electric Co. 0.57% due 3/1/2017	59,650	59,649
Kimberly-Clark Corp. 0.60% due 3/7/2017[5]	15,500	15,498
Merck & Co. Inc. 0.58% due 3/14/2017[5]	25,000	24,994
National Rural Utilities Cooperative Finance Corp. 0.76% due 3/9/2017	7,000	6,999
PepsiCo Inc. 0.64% due 4/10/2017[5]	9,770	9,763
Qualcomm Inc. 0.80% due 5/9/2017[5]	25,000	24,963
Wal-Mart Stores, Inc. 0.59% due 3/13/2017[5]	50,000	49,989
Total short-term securities (cost: $590,520,000)		590,531
Total investment securities 116.50% (cost: $3,508,027,000)		3,507,832
Other assets less liabilities (16.50)%		(496,809)
Net assets 100.00%		$3,011,023
American Funds Mortgage Fund — Page 7 of 9

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $1,839,500,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$400,000	$(1,292)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	40,000	(104)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	18,150	60
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	11,300	39
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	4,550	15
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	18,000	36
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	24,000	76
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	95,000	122
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	75,000	434
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	30,000	37
Receive	LCH	3-month USD-LIBOR	1.684	1/5/2020	158,000	(256)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	75,000	(222)
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	15,000	—[8]
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	40,000	30
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	40,000	43
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	40,000	62
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	5,000	9
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	6,000	(10)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	70,000	2,319
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	70,000	2,295
Pay	LCH	3-month USD-LIBOR	1.2796	10/11/2021	100,000	3,095
Pay	LCH	3-month USD-LIBOR	1.785	3/27/2022	35,000	399
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(149)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	16,000	(536)
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	85,400	681
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	69,600	368
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	11,000	(1,716)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	7,000	(901)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	6,000	(811)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(1,665)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(402)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	7,000	138
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	7,000	198
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	15,000	233
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	10,000	136
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	16,000	195
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	6,600	25
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	6,525	(84)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	173
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	13,500	(8)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	10,000	386
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	25,000	1,358
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	6,000	781
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	4,000	521
Pay	LCH	3-month USD-LIBOR	1.7985	6/30/2046	12,000	2,066
Pay	LCH	3-month USD-LIBOR	2.7265	12/22/2046	34,000	(1,033)
						$7,141
American Funds Mortgage Fund — Page 8 of 9

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,451,804,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
30 Day Federal Funds Futures	CME	Long	2,656	April 2017	$1,098,865	$(466)
10 Year U.S. Treasury Note Futures	CME	Short	1,252	June 2017	156,522	550
10 Year Ultra U.S. Treasury Note Futures	CME	Long	682	June 2017	91,404	(59)
20 Year U.S. Treasury Bond Futures	CME	Long	83	June 2017	12,562	26
5 Year U.S. Treasury Note Futures	CME	Long	12,387	July 2017	1,457,069	920
2 Year U.S. Treasury Note Futures	CME	Long	742	July 2017	160,550	23
						$994

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $50,711,000, which represented 1.68% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $373,156,000, which represented 12.39% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $60,626,000, which represented 2.01% of the net assets of the fund.
[8]	Amount less than one thousand.

Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-0417O-S54180	American Funds Mortgage Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: April 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 28, 2017